Financial Instruments - Summary of Contractually Fixed and Variable Pay-offs for Settlement, Repayments and Interest Resulting from Recognized Financial Liabilities (Detail) $ in Millions	Dec. 31, 2021 MXN ($)
2022
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	$ (605)
2022 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	1,499
2022 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	954
2023
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(3,825)
2023 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	7,498
2023 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	958
2024
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2024 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	0
2024 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	17
2025
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	0
2025 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	1,726
2025 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2026
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(219)
2026 | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	2,425
2026 | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	0
2027 and thereafter
Categories of financial liabilities [abstract]
Derivatives financial liabilities (assets)	(933)
2027 and thereafter | Notes and bonds
Categories of financial liabilities [abstract]
Financial liabilities	70,704
2027 and thereafter | Loans from banks
Categories of financial liabilities [abstract]
Financial liabilities	$ 0